Prepaid Expenses and Other Current Assets (Details) - HZO, Inc. and Subsidiaries - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses and Other Current Assets
Prepaid expenses	$ 240,170	$ 227,929	$ 148,166
Deposits	212,052	191,087	208,103
Other	76,936	76,398	86,400
Total	$ 529,158	$ 495,414	$ 422,669